Segment and Geographic Information - Summary of Geographical Information (Details) $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Net sales	$ 3,877.5	$ 3,936.3	$ 3,777.1
Long-lived assets	$ 2,242.1	2,101.7
Threshold for individual percentage of net sales	0.05
Threshold for individual percentage of long-lived assets	0.05
United States of America
Segment Reporting Information [Line Items]
Net sales	$ 2,707.2	2,743.7	2,641.4
Long-lived assets	1,627.7	1,512.4
Australia
Segment Reporting Information [Line Items]
Net sales	401.1	403.8	380.9
Long-lived assets	231.9	220.1
Canada
Segment Reporting Information [Line Items]
Net sales	156.1	147.7	146.2
Germany
Segment Reporting Information [Line Items]
Net sales	142.9	140.5	137.8
Long-lived assets	143.2	133.3
New Zealand
Segment Reporting Information [Line Items]
Net sales	92.6	87.7	88.1
Spain
Segment Reporting Information [Line Items]
Long-lived assets	187.1	148.7
Other Countries
Segment Reporting Information [Line Items]
Net sales	377.6	412.9	$ 382.7
Long-lived assets	$ 52.2	$ 87.2